Stock-Based Compensation - Special Cash Bonuses and Option Modifications (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2019 USD ($) $ / shares	May 31, 2019 USD ($) installment $ / shares	May 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share based compensation expense including special cash bonus				$ 20,600
Modification of stock option awards to cash and liability awards	$ (5,000)	$ (14,700)		$ (19,669)
Deferred Bonus
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Special cash bonus	$ 6,500	$ 43,700
Special cash bonus, number of installments | installment		3
Special cash bonus paid			$ 14,600
Performance-based
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Reduction to weighted average exercise price (in dollars per share) | $ / shares	$ 0.57	$ 3.89